Subsequent Events - Additional Information (Detail) - Morgan Stanley Smith Barney TT II, LLC [Member]		12 Months Ended	14 Months Ended
	Jan. 01, 2017	Oct. 31, 2015	Dec. 31, 2016
Subsequent Event [Line Items]
Management fee, monthly basis		0.1042%	0.0833%
Management fee, annual basis		1.25%	1.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Management fee, monthly basis	0.0708%
Management fee, annual basis	0.85%